Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Payables and Accruals [Abstract]
Project-related provisions	$ 227,049	$ 208,357
Taxes payable	34,143	38,430
Dividends payable	31,736	28,693
Derivative instruments	5,685	4,407
Other	369,474	331,818
Total accrued expenses and other current liabilities	$ 668,087	$ 611,705